Schedule of Components of Lease Expense (Details) - USD ($)	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Nickel Road Operating LLC [Member]
Restructuring Cost and Reserve [Line Items]
Total lease costs (operating and short-term)	$ 801,000	$ 734,000